Summary of Significant Accounting Policies - Restricted Cash (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Restricted Cash
Restricted cash	$ 681	$ 105
Letter of Credit
Restricted Cash
Restricted cash	600
Security Deposit
Restricted Cash
Restricted cash	$ 100